Additional Financial Information - Summary of Cash and Cash Equivalents and Cash in Assets of Discontinued Operations (Details) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 167.2	$ 277.0	$ 210.9
Starz Business of Lions Gate Entertainment Corp
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	25.2	23.0	52.0
Cash in assets of discontinued operations - current	0.0	14.0	9.6
Total cash, cash equivalents and cash in assets of discontinued operations	$ 25.2	$ 37.0	$ 61.6